SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On February 9, 2022, the Company entered into written Employments Agreements with Timothy Warbington, the Company’s Chief Executive Officer; and Donald Dickerson, the Company’s Chief Financial Officer (together, the “Executives”). The Employment Agreements are identical in all material respects other than with respect to base salary, which remains $330,000 per annum for Mr. Warbington, and $300,000 per annum for Mr. Dickerson.

Additional terms of the Employment Agreements include the following:

•	Each Employment Agreement is for a three-year term, subject to automatic renewal for successive three-year periods unless either party provides notice of non-renewal prior to the then end of the term.

•	Each Executive is entitled to an annual cash bonus targeted at 30% of his base salary.

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Each Executive is entitled to an annual grant of an option to purchase a number of shares of common stock of the Company with a value as of the date of grant of 30% of the Executive’s base salary, vesting over a three-year period. The initial stock option grant under each Employment Agreement was made on February 9, 2022.

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In the event of the termination of the Executive’s employment by the Company other than for Cause, or by the Executive for Good Reason (as such terms are defined in the Employment Agreement), the Executive will be entitled to continued payment of base salary and annual bonuses for two years.